Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

Senior Convertible Notes

As of November 5, 2019, we have received into escrow $745,000 from the sale of 8% Senior Convertible Notes (8% Senior Notes). We have not recorded these amounts in the accompanying condensed consolidated financial statements at September 30, 2019 since these investors, in connection with the revision of our agreement with PoC Capital and our entering into the LOC agreements, had the opportunity through October 18, 2019 to rescind their investment. No investors indicated their plan to rescind any investment and we plan to close the escrow account in the fourth quarter of 2019, at which time we will record the proceeds.

Upon completion of listing our common stock on either the Nasdaq Capital Market or the New York Stock Exchange, our 8% Senior Notes are mandatorily convertible into shares of our common stock at a conversion price equal to the lower of (i) $2.04 per share or (ii) a price per share equal to a 10% discount to the pre-money valuation of a Qualified Financing or an Equity State Transaction, both as defined in the 8% Senior Note agreement, occurring after the closing of the 8% Senior Note financing. Upon maturity (December 15, 2020), the 8% Senior Note holders have the option to convert the 8% Senior Note into shares of our common stock at the lower of $2.04 per share or an adjusted price as set forth in the 8% Senior Note agreement. Upon either mandatory conversion or conversion at the holder’s option, the holder will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $2.72 per share.

Reverse Stock Split

On October 31, 2019, our Board of Directors authorized management to effect a reverse stock split of our common stock in a ratio between four for one share to ten to one share, subject to regulatory approval and at the discretion of the Board of Directors. The accompanying condensed consolidated financial statements have not been adjusted to reflect the effect of any future reverse stock split.

Note 14 – Subsequent Event

In January 2019, we executed a new lease for our current space for an additional three years, extending the lease period to September 30, 2022 at a rental amount consistent with the current lease.